Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share Incentive Plan [Abstract]
Schedule of Compensation Expense over the Vesting Period for each Separately Vesting Portion of the Awards

Accordingly, the Group measured the fair value of the awards as of the grant date and recognizes the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2022	7,635,444	1.72	1.36	9.11	26,950
Options granted	1,957,208	2.20	3.56	9.26
Options forfeited/cancelled	(82,550)	2.11	2.68	8.79
Options exercised	—	—	—	—
Balances, December 31, 2022	9,510,102	1.82	1.79	8.34	41,218
Options granted	499,114	2.20	4.47	9.49
Options forfeited/cancelled	(50,116)	2.30	5.36	9.51
Options exercised	—	—	—	—
Balances, December 31, 2023	9,959,100	1.83	1.91	7.44	11,596
Vested but not exercisable as of December 31, 2022	4,980,069	1.59	1.15	8.00
Vested but not exercisable as of December 31, 2023	5,400,955	1.75	1.69	7.28

Schedule of Inputs to the Model Used	The following table lists the inputs to the model used:
	Jan 1,	Apr 1,	July 1,	Oct 1,	Apr 21,	Dec 6,
	2022	2022	2022	2022	2023	2023
Dividend yield (%)	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (%)	48.73	48.78	48.88	48.82	49.68	49.90
Risk-free interest rate (%)	1.66	2.52	3.03	3.98	3.98	4.30
Expected life of options (year)	10.00	10.00	10.00	10.00	10.00	10.00